Equipment, net (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Exascale Labs Inc. [Member]
Schedule of Equipment

	As of June 30, 2025	As of March 31, 2026
Equipment	$29,944	$29,198
Total	29,944	29,198
Less: accumulated depreciation	(10,344)	(14,792)
Net carrying amount	$19,600	$14,406

	As of June 30,
	2024	2025
Equipment	$27,806	$29,944
Total	27,806	29,944
Less: accumulated depreciation	(4,110)	(10,344)
Net carrying amount	$23,696	$19,600